CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (27,021)	$ (36,978)	$ (70,681)	$ (133,736)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	301	116	348	89
Employee stock based compensation	11,617	24,207	41,502	123,245
Non-employee stock based compensation	106	627	768	186
Non-cash warrant expense	984
Paycheck Protection Loan Program		(398)
Forgiveness of Paycheck Protection Loan			(397)	(93)
(Gain)/loss on fair value of convertible debt and warrant liability	(2,104)		2,285
(Gain)/loss on the sale or disposal of property and equipment	(110)	152	152
Changes in assets and liabilities:
Prepaid expenses and other current assets	(340)	(37)	(676)	(285)
Other receivables		(242)
Inventory	(832)
Accounts payable	148	609	1,211	(56)
Accrued expenses	(868)	449	1,520	70
Payroll tax liabilities	61	(56)	(47)	(555)
Net change in operating lease assets and liabilities	(14)	(10)	(22)
Contract liability	3	225	523
Deferred rent				(12)
Security deposits	(387)	(12)	(11)	(3)
Vendor deposits	(508)	17	75	(38)
Net cash used in operating activities	(18,964)	(11,331)	(23,450)	(11,188)
Cash flows from investing activities:
Purchases of property and equipment	(380)	(59)	(1,787)	(1,019)
Addition of intangible assets				(12)
Proceeds from the sale of property and equipment	559		230
Payments on financing lease liability	(77)
Net cash provided by (used in) investing activities	102	(59)	(1,557)	(1,031)
Cash flows from financing activities:
Proceeds from stock issuance			15,302	14,925
Proceeds from the issuance of convertible debt	9,000		9,000
Payments on convertible debt	(2,351)
Proceeds from the exercise of stock options	547		260
Proceeds from paycheck protection loan				397
Proceeds from public offering, net of offering costs	12,020	8,882
Net cash provided by financing activities	19,216	8,882	24,562	15,322
Net (decrease) increase in cash	354	(2,508)	(445)	3,103
Cash, beginning of period	2,701	3,146	3,146	43
Cash, end of period	3,055	638	2,701	3,146
Supplemental disclosure of cash flow information:
Cash paid for income taxes	1	5
Interest	1		7	1
Supplemental disclosure of non-cash investing and financing activities:
Purchases on account related to property and equipment			232
Incremental expense on Class C to Class A stock exchange			$ 572
Debt converted to equity	$ 16,294